CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021 CNY (¥)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)		Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net income/(loss)		¥ (645)		$ (101)	¥ (3,269)		¥ 6,998
Adjustments to reconcile net income/(loss) to cash provided by operating activities:
Share-based compensation		1,681		264	1,873		1,714
Equity in loss/(income) of affiliates		(96)		(15)	1,689		347
Loss from disposal of property, equipment and software		97		15	100		28
Gain on deconsolidation of subsidiaries					(1,091)		(161)
(Gain)/loss from disposal of long-term investment		(63)		(10)	602		(318)
Loss/(gain) from disposal of a subsidiary		(4)		(1)	(36)		11
Impairments of long-term investments		96		15	905		205
Settlement of provision and contingent liability balances related to an equity method investment							(603)
Gain from settlement of contingency consideration related to a business combination		(30)		(5)
Gain on loan forgiveness		(68)		(11)
Changes in fair value for equity securities investment and exchangeable senior notes		170		27	612		(2,334)
Gain from the re-measurement of the previously held equity interest to the fair value in the business acquisition							(196)
Gain from foreign currency forwards		(57)		(9)	(47)		(105)
Allowance for credit losses		141		22	700		191
Depreciation of property, equipment and software		723		113	790		656
Amortization of intangible assets and land use rights		298		47	427		440
Amortization of right of use assets		392		62	349		354
Deferred income tax benefits		(337)		(53)	(493)		(176)
Changes in current assets and liabilities, net of assets acquired and liabilities assumed/disposed of in business combinations/dispositions, net of deconsolidation:
(Increase)/decrease in accounts receivable		(468)		(73)	3,189		(2,041)
(Increase)/decrease in due from related parties		149		23	821		(1,054)
(Increase)/decrease in prepayments and other current assets		(560)		(88)	3,838		(2,245)
Decrease in long-term receivables		38		6	60		146
Increase/(decrease) in accounts payable		1,513		237	(7,762)		540
Increase/(decrease) in due to related parties		(97)		(15)	(159)		62
Increase/(decrease) in salary and welfare payable		361		57	(1,318)		1,143
Increase/(decrease) in taxes payable		(149)		(23)	(242)		407
Increase/(decrease) in advances from customers		(69)		(11)	(4,073)		2,211
Decrease in accrued liability for rewards program		(78)		(12)			(50)
Increase/(decrease) in other payables and accruals		(463)		(73)	(1,288)		1,163
Net cash provided by/(used in) operating activities		2,475		388	(3,823)		7,333
Cash flows from investing activities:
Purchase of property, equipment and software		(570)		(89)	(532)		(823)
Cash paid for long-term investments		(6,818)		(1,070)	(9,770)		(15,834)
Cash paid for business combinations, net of cash acquired		(42)		(7)	(958)		(212)
Purchase of intangible assets		(1)		0			(11)
Decrease in short-term investments		3,233		507	6,909		15,011
Cash received from loans to the users		4,542		713	3,992		2,553
Cash paid for loans to the users		(4,709)		(739)	(3,944)		(2,748)
Net change in loans to the users with terms of less than three months		(1,050)		(165)	91		(1,084)
Cash received from disposal of long-term investments		1,269		199	708		719
Cash disposed from deconsolidation of subsidiaries					(313)		(3)
Cash received/(disposed) from disposal of subsidiaries		(2)		0	(4)		19
Net cash used in investing activities		(4,148)		(651)	(3,821)		(2,413)
Cash flows from financing activities:
(Repayment of)/proceeds from short-term bank loans, net		5,600		879	4,020		(3,079)
Proceeds from long-term bank loans		15		2	14,189		5,146
Repayment of long-term loans, including current portion		(3,608)		(566)	(3,589)		(3,147)
Proceeds from issuance of ordinary shares net of issuance cost (Note 19)		7,984		1,253
Proceeds from exercise of share options		307		48	159		467
Cash paid for acquisition of additional equity interests of subsidiaries		(321)		(50)	(2,089)		(220)
Cash paid for settlement of convertible notes		(6,426)		(1,009)	(9,522)		(10,048)
Proceeds from securitization debt		752		118	147		1,074
Cash paid for settlement of securitization debt		(384)		(60)	(690)		(608)
Cash received from non-controlling shareholders					5		1,159
Proceeds from issuance of exchangeable senior notes					3,395
Net cash (used in)/provided by financing activities		3,919		615	6,025		(9,256)
Effect of foreign exchange rate changes on cash and cash equivalents, restricted cash		(465)		(73)	(713)		309
Net (decrease)/increase in cash and cash equivalents, restricted cash		1,781		279	(2,332)		(4,027)
Cash and cash equivalents, restricted cash, beginning of year		19,415	[1]	3,047	21,747	[1]	25,774
Cash and cash equivalents, restricted cash, end of year	[1]	21,196		3,326	19,415		21,747
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes		753		118	1,239		1,496
Cash paid for interest, net of amounts capitalized		1,498		235	1,642		1,637
Supplemental schedule of non-cash investing and financing activities
Non-cash consideration paid for business acquisitions, investments and non-controlling interest		(278)		(44)	(50)		(400)
Share issuance as the consideration for equity investment							(7,615)
Accruals related to purchase of property, equipment and software		(94)		(15)	(126)		¥ (144)
Unpaid cash consideration for business acquisitions and acquisition of additional equity interest of subsidiary		¥ (309)		$ (48)	¥ (43)

[1]	As of December 31, 2019, cash and cash equivalents and restricted cash are RMB19.9 billion and RMB1.8 billion respectively.